PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

The components of property and equipment as of December 31, 2023 and 2022 were as follows:

	Estimated	December 31,
(in thousands)	Useful Life	2023	2022
Machinery and equipment	3 - 5 years	$363	$891
Computer equipment and software	3 years	1,377	1,386
Furniture and fixtures	5 years	189	181
Leasehold improvements	(1)	52	721
Gross property and equipment		1,981	3,179
Accumulated depreciation and amortization		(1,816)	(2,811)
Property and equipment, net		$165	$368

(1)	Lesser of remaining lease term or estimated useful life